Jul. 11, 2024

Supplement to the

Summary Prospectuses and Statutory Prospectus,

each dated May 31, 2024

Effective immediately, each instance of the disclosure entitled “Leverage Risk” throughout each Summary Prospectus and the Statutory Prospectus is amended and restated in its entirety to read as follows:

Return Stacked® Bonds & Managed Futures ETF | Return Stacked® Bonds & Managed Futures ETF
RSBT
Return Stacked® Bonds & Managed Futures ETF | Leverage Risk [Member]
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Return Stacked® Global Stocks & Bonds ETF | Return Stacked® Global Stocks & Bonds ETF
RSSB
Return Stacked® Global Stocks & Bonds ETF | Leverage Risk [Member]
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Return Stacked® U.S. Stocks & Managed Futures ETF | Return Stacked® U.S. Stocks & Managed Futures ETF
RSST
Return Stacked® U.S. Stocks & Managed Futures ETF | Leverage Risk [Member]
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.